UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

5/15/06

13FCONP

RECEIVED
MAY 1 2 2005
OFFICE OF THE SECRETARY

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

05077021

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: UBS O'Connor LLC
Address: 1 North Wacker Drive, 32nd Floor
Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951
Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL May 11, 2005

CONFIDENTIAL TREATMENT IS BEING REQUESTED.

PROCESSED
AUG 0 1 2006
THOMSON
FINANCIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: _17_

Form 13F Information Table Value Total: $__624,993__

List of Other Included Managers: None

Confidential Treatment Requested – Open Risk Arbitrage Positions

Confidential Period	Authority Name of Issuer	Title of Class	CUSIP	Market Value	Shares or Prn amount	Sh or Pr	Opt	Investment Discretion	Other Managers	Voting Sole	Voting Shared	Voting None
3 months	INTERNATIONAL STL GROUP INC	COM	460377104	30810	780000	SH		DEFINED		780000	0	0
6 months	UNITED DEFENSE INDS INC	COM	91018B104	50953	694000	SH		DEFINED		694000	0	0
6 months	VERITAS SOFTWARE CO	COM	923436109	72470	3121028	SH		DEFINED		3121028	0	0
6 months	HARMONY GOLD MNG LTD	SPONSOREDADR	413216300	3485	446810	SH		DEFINED		446810	0	0
6 months	ACCREDO HEALTH INC	COM	00437V104	54619	1229881	SH		DEFINED		1229881	0	0
9 months	NEIGHBORCARE INC	COM	64015Y104	12542	428787	SH		DEFINED		428787	0	0
9 months	CREO INC	COM	225606102	11014	685824	SH		DEFINED		685824	0	0
9 months	GREAT LAKES CHEM CORP	COM	390568103	7474	232700	SH		DEFINED		232700	0	0
9 months	SUNGARD DATA SYS INC	COM	867363103	24702	716000	SH		DEFINED		716000	0	0
9 months	TOYS R US INC	COM	892335100	27427	1064700	SH		DEFINED		1064700	0	0
12 months	MAY DEPT STORES CO	COM	577778103	57996	1566618	SH		DEFINED		1566618	0	0
12 months	HIBERNIA CORP	CLA	428656102	20328	635040	SH		DEFINED		635040	0	0
12 months	GUIDANT CORP	COM	401698105	84024	1137000	SH		DEFINED		1137000	0	0
12 months	GILLETTE CO	COM	375766102	46348	918150	SH		DEFINED		918150	0	0
12 months	AT&T CORP	COMNEW	1957505	26692	1423600	SH		DEFINED		1423600	0	0
12 months	NEXTEL COMMUNICATIONS INC	CLA	65332V103	50505	1777084	SH		DEFINED		1777084	0	0
12 months	PUBLIC SVC ENTERPRISE GROUP	COM	744573106	43604	801690	SH		DEFINED		801690	0	0